Income Tax Expense - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred tax assets operating loss carry forwards, foreign	$ 238,500		$ 135,600
Deferred tax assets operating loss carry forwards	0	$ 0
Deferred tax assets, net	$ 0	$ 0